EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended July 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	23.84%
From	01-Jul-17	17-Jul-17	15-Aug-17	Floating Allocation Percentage at Month-End	85.98%
To	31-Jul-17	15-Aug-17
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$175,950,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$56,786.89
Series Nominal Liquidation Amount	1,076,006,786.89

Required Participation Amount	$926,006,786.89		Accumulation Account
Excess Receivables	$305,583,237.79		Beginning	-
			Payout	-
Total Collateral	1,231,590,024.68		Additions	150,000,000.00
			Ending Balance	150,000,000.00
Collateral as Percent of Notes	136.84%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	29
	Total Pool		A1 LIBOR	1.225560%
Beginning Gross Principal Pool Balance	$6,069,061,252.78		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,040,842,322.74)			1.625560%
Investment in New Receivables	$1,828,088,183.60				1.55%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(3,580,123.00)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(680,602,565.01)			Actual	Per $1000
Less Servicing Adjustment	$(6,335,041.66)		Interest A1	720,213.39	0.72
Ending Balance	$5,165,789,383.97		Principal A1	-	$0.00

SAP for Next Period	23.84%				0.72

Average Receivable Balance	$5,285,681,705.70			Actual	Per $1000
Monthly Payment Rate	38.61%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	1,140,213.39	1.572708%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$15,598,139.61		Excess Cash Flow	1,131,256.79
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$15,598,139.61
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-